UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (91.3%)(a)
	Shares	Value

Aerospace and defense (4.9%)

Honeywell International, Inc.	6,120	$685,746

L-3 Communications Holdings, Inc.	2,737	324,335

Northrop Grumman Corp.	2,600	514,540

Orbital ATK, Inc.	2,440	212,134

		1,736,755
Airlines (0.6%)

American Airlines Group, Inc.	5,400	221,454

		221,454
Banks (10.0%)

BankUnited, Inc.	9,159	315,437

BNC Bancorp	9,330	197,050

Capital Bank Financial Corp. Class A	4,080	125,868

Citigroup, Inc.	11,270	470,523

Fifth Third Bancorp	8,920	148,875

First Republic Bank	9,030	601,759

JPMorgan Chase & Co.	12,370	732,551

Old National Bancorp	13,730	167,369

PacWest Bancorp	11,520	427,968

Regions Financial Corp.	47,560	373,346

		3,560,746
Beverages (1.4%)

Molson Coors Brewing Co. Class B	5,280	507,830

		507,830
Capital markets (0.8%)

E*Trade Financial Corp.(NON)	12,080	295,839

		295,839
Chemicals (3.6%)

Axiall Corp.	24,390	532,678

Dow Chemical Co. (The)	12,260	623,544

Sherwin-Williams Co. (The)	400	113,868

		1,270,090
Commercial services and supplies (1.9%)

Deluxe Corp.	4,260	266,207

Tyco International PLC	10,840	397,936

		664,143
Containers and packaging (5.0%)

Graphic Packaging Holding Co.	20,490	263,297

Sealed Air Corp.	8,640	414,806

Silgan Holdings, Inc.	20,588	1,094,664

		1,772,767
Diversified telecommunication services (1.7%)

Frontier Communications Corp.	109,880	614,229

		614,229
Electric utilities (1.5%)

Edison International	3,070	220,702

Entergy Corp.	2,576	204,225

FirstEnergy Corp.	2,670	96,040

		520,967
Electrical equipment (1.9%)

AMETEK, Inc.	13,632	681,327

		681,327
Energy equipment and services (1.1%)

Halliburton Co.	10,770	384,704

		384,704
Food products (2.6%)

JM Smucker Co. (The)	4,310	559,610

Nomad Foods, Ltd. (United Kingdom)(NON)	14,360	129,384

Pinnacle Foods, Inc.	5,061	226,125

		915,119
Health-care equipment and supplies (4.9%)

Becton Dickinson and Co.	3,150	478,233

Boston Scientific Corp.(NON)	35,990	676,972

C.R. Bard, Inc.	2,220	449,927

OraSure Technologies, Inc.(NON)	19,209	138,881

		1,744,013
Health-care providers and services (1.1%)

MEDNAX, Inc.(NON)	6,160	398,059

		398,059
Hotels, restaurants, and leisure (3.0%)

Marriott International, Inc./MD Class A(S)	5,030	358,035

Wynn Resorts, Ltd.(S)	7,640	713,805

		1,071,840
Independent power and renewable electricity producers (1.6%)

NRG Energy, Inc.	42,670	555,137

		555,137
Insurance (4.6%)

American International Group, Inc.	9,120	492,936

Hanover Insurance Group, Inc. (The)	3,590	323,890

Hartford Financial Services Group, Inc. (The)	18,016	830,177

		1,647,003
IT Services (3.3%)

Computer Sciences Corp.	11,510	395,829

CSRA, Inc.	5,700	153,330

Fidelity National Information Services, Inc.	9,800	620,438

		1,169,597
Leisure products (2.0%)

Brunswick Corp.	7,450	357,451

Vista Outdoor, Inc.(NON)	6,640	344,682

		702,133
Life sciences tools and services (1.1%)

Agilent Technologies, Inc.	9,860	392,921

		392,921
Machinery (3.2%)

Snap-On, Inc.	5,620	882,284

Wabtec Corp.	3,310	262,450

		1,144,734
Media (0.9%)

Regal Entertainment Group Class A	15,570	329,150

		329,150
Multi-utilities (1.0%)

Ameren Corp.	7,330	367,233

		367,233
Oil, gas, and consumable fuels (3.9%)

Anadarko Petroleum Corp.	4,800	223,536

Apache Corp.	6,940	338,741

EOG Resources, Inc.	6,480	470,318

Gulfport Energy Corp.(NON)	2,820	79,919

Pioneer Natural Resources Co.	1,480	208,295

Scorpio Tankers, Inc.	13,230	77,131

		1,397,940
Personal products (4.9%)

Avon Products, Inc.	153,506	738,364

Coty, Inc. Class A	21,100	587,213

Edgewell Personal Care Co.	5,170	416,340

		1,741,917
Pharmaceuticals (3.5%)

Allergan PLC(NON)	1,650	442,250

Perrigo Co. PLC(S)	1,940	248,184

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	10,340	553,293

		1,243,727
Real estate investment trusts (REITs) (2.6%)

American Tower Corp.	1	102

Host Hotels & Resorts, Inc.	10,850	181,195

NorthStar Realty Finance Corp.	55,365	726,389

		907,686
Real estate management and development (0.7%)

RE/MAX Holdings, Inc. Class A	7,597	260,577

		260,577
Road and rail (4.7%)

Genesee & Wyoming, Inc. Class A(NON)	9,790	613,833

Union Pacific Corp.	13,310	1,058,811

		1,672,644
Software (0.4%)

Xura, Inc.(NON)	6,980	137,297

		137,297
Specialty retail (4.4%)

Advance Auto Parts, Inc.	2,500	400,850

GNC Holdings, Inc. Class A	6,320	200,660

Michaels Cos., Inc. (The)(NON)	14,033	392,503

TJX Cos., Inc. (The)	7,070	553,935

		1,547,948
Technology hardware, storage, and peripherals (1.3%)

HP, Inc.	37,470	461,630

		461,630
Textiles, apparel, and luxury goods (1.2%)

Hanesbrands, Inc.	14,800	419,432

		419,432

Total common stocks (cost $27,421,356)		$32,458,588

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	640	$588,250

Total convertible preferred stocks (cost $655,248)		$588,250

SHORT-TERM INVESTMENTS (10.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	1,206,125	$1,206,125

Putnam Short Term Investment Fund 0.44%(AFF)	2,422,533	2,422,533

Total short-term investments (cost $3,628,658)		$3,628,658

TOTAL INVESTMENTS

Total investments (cost $31,705,262)(b)		$36,675,496

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $35,570,747.
(b)	The aggregate identified cost on a tax basis is $31,870,105, resulting in gross unrealized appreciation and depreciation of $6,543,205 and $1,737,814, respectively, or net unrealized appreciation of $4,805,391.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,654,943	$4,631,391	$3,863,801	$1,877	$2,422,533
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,206,125, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,173,115.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,070,503	$—	$—
Consumer staples	3,164,866	—	—
Energy	1,782,644	—	—
Financials	6,671,851	—	—
Health care	3,778,720	—	—
Industrials	6,121,057	—	—
Information technology	1,768,524	—	—
Materials	3,042,857	—	—
Telecommunication services	614,229	—	—
Utilities	1,443,337	—	—
Total common stocks	32,458,588	—	—
Convertible preferred stocks	—	588,250	—
Short-term investments	2,422,533	1,206,125	—

Totals by level	$34,881,121	$1,794,375	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016